Subsequent Events (Narrative) (Details) $ / shares in Units, gal in Millions, $ in Millions					3 Months Ended	9 Months Ended
		Nov. 10, 2015 USD ($) shares	Nov. 04, 2015 USD ($) gal	Oct. 23, 2015 $ / shares	Sep. 30, 2015 USD ($) $ / shares	Sep. 30, 2015 USD ($) $ / shares	Nov. 13, 2015 USD ($)
Subsequent Event [Line Items]
Cash distributions declared per limited partner unit | $ / shares	[1],[2]				$ 0.1935	$ 0.5715
Revolving Credit Facility | Wells Fargo Bank, N.A.
Subsequent Event [Line Items]
Borrowings outstanding					$ 72.0	$ 72.0
Subsequent Event
Subsequent Event [Line Items]
Cash distributions declared per limited partner unit | $ / shares				$ 0.1935
Subsequent Event | Revolving Credit Facility | Wells Fargo Bank, N.A.
Subsequent Event [Line Items]
Borrowings outstanding							$ 122.0
Subsequent Event | Private Placement
Subsequent Event [Line Items]
Common units sold in private placement | shares		13,409,961
Net proceeds from sale of common units		$ 175.0
Subsequent Event | Subsidiary of Common Parent | Water Assets
Subsequent Event [Line Items]
Aggregate purchase price			$ 200.0
Increase in conveyed systems' capacities | gal			5.0
Amount of earn out provision			$ 25.0
Margin percentage			2.00%

[1]	Diluted weighted-average limited partner common units includes the effect of 145,452 and 90,579 units for the three and nine months ended September 30, 2015, respectively, related to phantom units.
[2]	See Note 12 for further discussion of cash distributions declared for the period presented.